Income Tax - Accrued Interest and Penalties on Uncertain Tax Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Change In Uncertain Tax Positions [Abstract]
Accrued interest on uncertain tax position	$ 46	$ 597	$ 713
Accrued penalties on uncertain tax position	28	339	384
Total accrued interest and penalties on uncertain tax position	$ 74	$ 936	$ 1,097